Capital and other commitments	12 Months Ended
Dec. 31, 2022
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Capital and other commitments
29. Capital and other commitments

	2022 $m	2021 $m
Contracts placed for expenditure not provided in the Group Financial Statements
Property, plant and equipment	5	13
Intangible assets	1	4
	6	17
The Group has also committed to invest a further $6m (2021: $6m) in one of its associates.